UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-02650
Columbia Government Money Market Fund, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                 (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.
Annual Report

Annual Report

Columbia
Government Money Market Fund
(formerly known as RiverSource Government Money Market Fund)

Annual Report for the Period Ended
December 31, 2010

Columbia Government Money Market Fund seeks to preserve capital and to maximize liquidity and current income.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Manager Commentary	5

Fund Expenses Example	10

Portfolio of Investments	13

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	21

Notes to Financial Statements	24

Report of Independent Registered Public Accounting Firm	37

Federal Income Tax Information	39

Board Members and Officers	40

Proxy Voting	46

Approval of Investment Management Services Agreement	46

Results of Meeting of Shareholders	46

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Your Fund at a Glance

FUND SUMMARY

>	Columbia Government Money Market Fund (the Fund) Class A shares gained 0.01% for the 12 months ended Dec. 31, 2010.

>	The Fund’s annualized simple yield was 0.01% and the annualized compound yield was also 0.01% for the seven-day period ended Dec. 31, 2010. These yields more closely reflect the current earnings of the Fund than the total return.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2010)

	1 year	3 years	5 years	10 years
Columbia Government Money Market Fund Class A	+0.01%	+0.39%	+1.82%	+1.58%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at Dec. 31, 2010
Since
Without sales charge	1 year	3 years	5 years	10 years	Inception(a)
Class A (inception 1/31/77)	+0.01%	+0.39%	+1.82%	+1.58%	N/A

Class B (inception 4/22/96)	+0.01%	+0.12%	+1.23%	+0.97%	N/A

Class C (inception 5/3/93)	+0.01%	+0.12%	+1.23%	+0.96%	N/A

Class R(b) (inception 4/30/03)	+0.01%	+0.32%	+1.68%	N/A	+1.38%

Class R5 (inception 11/30/01)	+0.01%	+0.47%	+1.99%	N/A	+1.60%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	+0.00	%(c)

With sales charge
Class B (inception 4/22/96)	-4.99%	-0.89%	+0.85%	+0.97%	N/A

Class C (inception 5/3/93)	-0.99%	+0.12%	+1.23%	+0.96%	N/A

The “Without sales charge” returns for Class B and Class C shares do not include applicable contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class B and Class C shares include: the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class A shares are not subject to sales charges. Class R, Class R5 and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

(a)	For classes with less than 10 years performance.
(b)	Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(c)	Rounds to less than 0.01%.

4  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Manager Commentary

Effective March 26, 2010, RiverSource Tax-Exempt Money Market Fund was merged into RiverSource Government Money Market Fund.

Guy Holbrook assumed management oversight of RiverSource Government Money Market Fund from Dan Tronstad effective July 23, 2010 when he was named Sector Head of Liquidity Strategies. Effective September 10, 2010, John McColley assumed day-to-day management of RiverSource Government Money Market Fund.

Effective September 27, 2010, RiverSource Government Money Market Fund was re-named Columbia Government Money Market Fund.

Dear Shareholder,

Columbia Government Money Market Fund (the Fund) Class A shares gained 0.01% for the 12 months ended Dec. 31, 2010. The annualized simple yield was 0.01% and the annualized compound yield was also 0.01% for the seven-day period ended Dec. 31, 2010. The seven-day current yields more closely reflect the current earnings of the Fund than the total return. Current short-term yields may be higher or lower than the figures shown. The Fund is intended to serve as a conservative investment.

Significant performance factors
The annual period ended Dec. 31, 2010 was one wherein government regulation initiatives and Federal Reserve System (Fed) policy had great effect on the money markets. Yields in the money markets remained low throughout.

Money market yields remained at record low levels, as the Fed kept the federal funds target rate anchored between 0% and 0.25% throughout the annual period with no indication that it would raise rates any time soon. Fed efforts to stimulate the economy and keep interest rates low via implementation of its second round of quantitative easing, whereby it will

PORTFOLIO BREAKDOWN(1) (at Dec. 31, 2010)

Repurchase Agreements	14.7%

U.S. Government Agencies	78.4%

U.S. Government Obligations & Agencies	6.9%

(1)	Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  5

Manager Commentary (continued)

purchase $600 billion in government securities by mid-2011, further contributed to the relatively static money market yields.

At the same time, government regulation of money market funds aimed at reducing liquidity risk and increasing transparency began to be implemented during the annual period. Specifically, the Securities & Exchange Commission (SEC) mandated amendments for money market funds, also known as 2a-7 funds, that became effective May 5, 2010, with required compliance dates staggered through 2010. The rule changes adopted by the SEC were designed to strengthen the regulatory requirements governing money market funds and better protect investors. They were also intended to increase the resilience of money market funds to economic stresses. The regulations include revisions designed to increase credit quality, improve liquidity, shorten maturity limits and modify reporting requirements of money market funds. Other initiatives included the Dodd-Frank Wall Street Reform and Consumer Protection Act passed into law on July 16, 2010 and Basel III, which is an international regulatory framework for banks announced on September 12, 2010.

Another related factor having a profound impact on the government money markets during the annual period was uncertainty surrounding government-sponsored enterprise (GSE) reform by the U.S. Congress and the potential impact of any outcome of such debate on GSE debt refunding needs. The debate itself has had the effect of limiting the supply of agency discount notes available in the market and has dramatically narrowed the differential in yields between agency discount notes and Treasury bills. On the other hand, Treasury repurchase agreements remained inexpensive during the annual period due to the glut in Treasury collateral with banks and broker-dealers, given the increased supply of U.S. Treasury securities.

Our focus during the annual period was to manage proactively in order to meet the new SEC requirements. It is important to note that while one of the goals of the SEC’s recently adopted money market fund rule changes is to reinforce conservative investment practices across the money market fund industry, our liquidity, security selection and other investment practices have long emphasized conservative choices. Indeed, it was the decision of Columbia Management Investment Advisers, LLC to remain even more conservative than SEC requirements mandate. The Fund

6  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

maintains an approach to investing that prioritizes the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments that are issued guaranteed by the U.S. government, its agencies or instrumentalities. As such, the spirit of the SEC’s changes aligns well with our conservative approach to money market investing. Indeed, given that this Fund is a government money market fund, it benefited during the annual period from the need for broad-based money market funds to increase their holdings in government and government agency securities.

Throughout the annual period, the Fund maintained a weighted average maturity below the new 60 day maximum but strategically adjusted the Fund’s weighted average maturity as market conditions shifted. Weighted average maturity is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates. As indicated, short-term rates in general were little changed during the annual period. However, movement in the Treasury bill yield curve, or spectrum of maturities, did benefit the Fund’s results. The Fund had a longer weighted average maturity during the first quarter of 2010 when the Treasury bill yield curve was steeper. Once the curve had flattened, or the yield differential between longer and shorter term maturities narrowed, by early in the third quarter, the Fund’s weighted average maturity was shorter. Toward the end of the annual period, we lengthened the Fund’s weighted average maturity in an effort to enhance yield, as

We intend to continue to evaluate securities and make strategic decisions to balance an enhanced liquidity profile with providing current income.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  7

Manager Commentary (continued)

we expect the Treasury bill yield curve to remain flat for some time given the Fed’s stance on interest rates.

More specifically, the Fund began the annual period with a weighted average maturity of 62 days. The Fund’s weighted average maturity was then shortened to a range of 40 to 45 days for much of the annual period. Still, the Fund’s weighted average maturity was as low as 17 days and as high as 52 days at different points during the year given the need to comply with new liquidity and risk requirements for money market funds, the merger with the RiverSource Tax-Exempt Money Market Fund in March, and the change in portfolio managers in July. As of Dec. 31, 2010, the Fund’s weighted average maturity stood at 52 days.

Changes to the Fund’s portfolio
As indicated, we strategically adjusted the Fund’s average weighted maturity as market conditions shifted and various Fund activity took place. Also, due to the merger in late March with RiverSource Tax-Exempt Money Market Fund, the Fund held approximately 10% of its total net assets in Treasury bills, 65% in agency discount notes and 25% in variable rate demand notes (VRDNs) prior to the new SEC rules taking effect. After the new rules took effect in early May, any holdings outside of the government and government agency sectors were either allowed to mature, were put back to the issuer or were sold. Subsequently, the Fund was positioned with approximately 10% of its total net asset in Treasury bills, 25% in Treasury collateralized repurchase agreements and 65% in agency discount notes. The Fund’s allocation and maturity profile then remained virtually unchanged until the fourth quarter of 2010 when we began to increase the Fund’s holdings in both longer-dated Treasury bills and repurchase agreements in an effort to boost yield. In so doing, the Fund held approximately 15% of its total net assets in Treasury bills as of Dec. 31, 2010, 30% in Treasury collateralized repurchase agreements and 55% in agency discount notes.

Our future strategy
Given the difference between the actual Gross Domestic Product (GDP) of the U.S. economy and the output that the economy would be at under full capacity or maximum efficiency — and the most recent Fed comments regarding the economy, it appears as if the Fed intends to maintain its current monetary policy for the foreseeable future. In turn,

8  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

we expect short-term interest rates to be persistently low in the months ahead.

Based on this view, we currently intend to maintain the Fund’s weighted average maturity in a range of approximately 45 to 50 days over the near term as we seek to enhance yield. Further, given the relatively flat yield curve at the end of the annual period, we currently intend to continue to hold Treasury bills and government agency debt with as long maturities as need be to be consistent with this weighted average maturity target range. In addition, depending on the outcome of the congressional debate regarding GSE reform and any subsequent impact on GSE funding needs, we may look to increase the Fund’s allocation to Treasury bills versus agency discount notes, as the yield differential between the two sectors remained tight at the end of the annual period. We may also seek opportunities to increase the Fund’s position in long-dated callable agency debentures as the Fund’s weighted average maturity target allows.

We intend to continue to evaluate securities and make strategic decisions to balance an enhanced liquidity profile with providing current income. We will, of course, continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, striving to strategically adjust the portfolio accordingly. We intend to continue to focus on identifying high-quality investments with minimal credit risk while seeking competitive yields.

Guy Holbrook, IV, CFA® Portfolio Manager	John McColley Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  9

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Dec. 31, 2010.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	July 1, 2010(a)	Dec. 31, 2010	the period(b)		expense ratio
Class A

Actual(c)	$1,000	$1,000.00	$0.91	(d)	.18%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,024.30	$0.92	(d)	.18%(d	)

Class B

Actual(c)	$1,000	$1,000.00	$1.06	(d)	.21%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,024.15	$1.07	(d)	.21%(d	)

Class C

Actual(c)	$1,000	$1,000.00	$0.96	(d)	.19%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.97	(d)	.19%(d	)

Class R

Actual(c)	$1,000	$1,000.00	$1.01	(d)	.20%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,024.20	$1.02	(d)	.20%(d	)

Class R5

Actual(c)	$1,000	$1,000.10	$0.96	(d)	.19%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.97	(d)	.19%(d	)

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  11

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	July 1, 2010(a)	Dec. 31, 2010	the period(b)		expense ratio
Class Z

Actual(e)	$1,000	$1,000.00	$0.47	(d)	.18%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,024.30	$0.92	(d)	.18%(d	)

(a)	The beginning value for Class Z is as of Sept. 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 95/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended Dec. 31, 2010: +0.00% for Class A, +0.00% for Class B, +0.00% for Class C, +0.00% for Class R and +0.01% for Class R5.
(d)	From time to time, Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager not limited the expenses of the Fund during the six months ended Dec. 31, 2010, the annualized expense ratio would have been 0.66% for Class A, 1.32% for Class B, 1.31% for Class C, 0.98% for Class R, 0.48% for Class R5 and 0.56% for Class Z. The actual expenses paid would have been $3.33 for Class A, $6.65 for Class B, $6.60 for Class C, $4.94 for Class R, $2.42 for Class R5 and $1.46 for Class Z; the hypothetical expenses paid would have been $3.36 for Class A, $6.72 for Class B, $6.67 for Class C, $4.99 for Class R, $2.45 for Class R5 and $2.85 for Class Z.
(e)	Based on the actual return for the period from Sept. 27, 2010 (when shares became available) to Dec. 31, 2010 of +0.00% for Class Z.

12  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Portfolio of Investments

Dec. 31, 2010
(Percentages represent value of investments compared to net assets)

Investments in Securities

U.S. Government Agencies (78.5%)
		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)

Federal Home Loan Bank Discount Notes
01-03-11	0.001%	$20,100,000		$20,099,999
01-14-11	0.160	10,000,000	(b)	9,999,386
01-21-11	0.110	10,975,000		10,974,329
11-25-11	0.400	2,000,000		2,000,000
Federal Home Loan Mortgage Corp. Discount Notes
02-24-11	0.130	5,000,000		4,999,025
Federal National Mortgage Association Discount Notes
04-28-11	0.200	10,000,000		9,993,663
U.S. Treasury Bills
01-13-11	0.030	30,000,000		29,999,700
02-03-11	0.120	10,000,000		9,998,900
02-24-11	0.110	10,000,000		9,998,403

Total U.S. Government Agencies
(Cost: $108,063,405)		$108,063,405

Repurchase Agreements (14.7%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Brokerage
Barclays Bank PLC dated 12-31-10, matures 01-03-11, repurchase price $20,200,337 (collateralized by: U.S. Treasury STRIPS) Total market value
$20,200,000	0.000%	$20,200,000	$20,200,000

Total Repurchase Agreements
(Cost: $20,200,000)		$20,200,000

Bonds (6.9%)
	Coupon	Principal
Issuer	rate	amount	Value(a)

U.S. Government Obligations & Agencies
Federal Home Loan Bank
12-09-11	0.400%	$8,000,000	$7,999,885
12-30-11	0.500	1,500,000	1,500,000

Total Bonds
(Cost: $9,499,885) $9,499,885

Investments of Cash Collateral Received
for Securities on Loan (0.7%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(c)
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price
$917,833	0.170%	$917,820	$917,820

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $917,820)		$917,820

Total Investments in Securities
(Cost: $138,681,110)(d)		$138,681,110

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	At Dec. 31, 2010, security was partially or fully on loan. See Note 4 to the financial statements.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  13

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(c)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.170%)
Security description	Value(a)
Government National Mortgage Association	$936,176

Total market value of collateral securities	$936,176

(d)	Also represents the cost of securities for federal income tax purposes at Dec. 31, 2010.

14  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  15

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Short-Term Securities
U.S. Government Agencies	$—	$108,063,405	$—	$108,063,405
Repurchase Agreements	—	20,200,000	—	20,200,000

Total Short-Term Securities	—	128,263,405	—	128,263,405

Bonds
U.S. Government Obligations & Agencies	—	9,499,885	—	9,499,885

Total Bonds	—	9,499,885	—	9,499,885

Other
Investments of Cash Collateral Received for Securities on Loan	—	917,820	—	917,820

Total Other	—	917,820	—	917,820

Total	$—	$138,681,110	$—	$138,681,110

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

16  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Statement of Assets and Liabilities
Dec. 31, 2010

Assets
Investments in securities, at value
Short-term securities and bonds* (identified cost $117,563,290)	117,563,290
Repurchase agreements (identified cost $20,200,000)	20,200,000
Investments of cash collateral received for securities on loan
Repurchase agreements (identified cost $917,820)	917,820

Investments in securities, at value (identified cost $138,681,110)	138,681,110
Cash	198,256
Receivable from Investment Manager	708
Capital shares receivable	286,087
Accrued interest receivable	5,442
Other assets	3,719

Total assets	139,175,322

Liabilities
Dividends payable to shareholders	38
Capital shares payable	361,260
Payable upon return of securities loaned	917,820
Accrued investment management services fees	1,247
Accrued distribution fees	71
Accrued transfer agency fees	18,220
Accrued administrative services fees	227
Other accrued expenses	218,874

Total liabilities	1,517,757

Net assets applicable to outstanding capital stock	$137,657,565

Represented by
Capital stock — $.01 par value	$1,376,469
Additional paid-in capital	136,283,617
Excess of distributions over net investment income	(2,621)
Accumulated net realized gain (loss)	100

Total — representing net assets applicable to outstanding capital stock	$137,657,565

*Value of securities on loan	$10,799,154

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$115,614,024	115,623,598	$1.00
Class B	$3,482,518	3,481,496	$1.00
Class C	$13,509,335	13,489,555	$1.00
Class R	$3,440,176	3,440,734	$1.00
Class R5	$440,330	440,327	$1.00
Class Z	$1,171,182	1,171,180	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  17

Statement of Operations
Year ended Dec. 31, 2010

Investment income
Income:
Interest	247,424
Income from securities lending — net	3,862

Total income	251,286

Expenses:
Investment management services fees	462,678
Distribution fees
Class A	27,456
Class B	32,268
Class C	30,841
Class R	2,423
Transfer agency fees
Class A	206,372
Class B	8,141
Class C	26,753
Class R	2,866
Class R5	143
Class Z	123
Administrative services fees	84,123
Plan administration services fees — Class R	6,280
Compensation of board members	4,137
Custodian fees	9,281
Printing and postage	68,050
Registration fees	111,980
Professional fees	37,996
Other	60,293

Total expenses	1,182,204
Expenses waived/reimbursed by the Investment Manager and its affiliates	(943,602)

Total net expenses	238,602

Investment income (loss) — net	12,684

Realized and unrealized gain (loss) — net
Net realized gain (loss) on security transactions	384

Net increase (decrease) in net assets resulting from operations	$13,068

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31,	2010	2009
Operations and distributions
Investment income (loss) — net	$12,684	$42,113
Net realized gain (loss) on investments	384	—

Net increase (decrease) in net assets resulting from operations	13,068	42,113

Distributions to shareholders from:
Net investment income
Class A	(10,706)	(37,211)
Class B	(383)	(579)
Class C	(1,274)	(1,493)
Class C2*	N/A	(65)
Class R	(376)	(296)
Class R5	(27)	(4,990)
Class Z	(17)	N/A

Total distributions	(12,783)	(44,634)

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  19

Statements of Changes in Net Assets (continued)

Year ended Dec. 31,	2010	2009
Capital share transactions at a constant $1 net asset value
Proceeds from sales
Class A shares	$63,294,135	$111,251,313
Class B shares	2,122,548	2,700,244
Class C shares	11,556,802	9,024,006
Class R shares	3,355,318	3,308,763
Class R5 shares	433,231	12,630,747
Class Z shares	1,734,199	N/A
Fund merger (Note 6)
Class A shares	56,730,437	N/A
Reinvestment of distributions at net asset value
Class A shares	10,322	39,430
Class B shares	345	470
Class C shares	1,225	1,298
Class C2 shares*	N/A	56
Class R shares	375	284
Class R5 shares	27	5,691
Class Z shares	15	N/A
Conversions from Class B to Class A
Class A shares	882,443	789,457
Class B shares	(882,443)	(789,457)
Conversions from Class C2 to Class A*
Class A shares	N/A	2,491,332
Class C2 shares	N/A	(2,491,332)
Payments for redemptions
Class A shares	(95,182,577)	(148,817,648)
Class B shares	(2,502,961)	(4,105,737)
Class C shares	(11,587,399)	(12,056,427)
Class C2 shares*	N/A	(359,865)
Class R shares	(3,049,295)	(1,820,362)
Class R5 shares	(121,804)	(32,945,721)
Class Z shares	(563,034)	N/A

Increase (decrease) in net assets from capital share transactions	26,231,909	(61,143,458)

Total increase (decrease) in net assets	26,232,194	(61,145,979)
Net assets at beginning of year	111,425,371	172,571,350

Net assets at end of year	$137,657,565	$111,425,371

Excess of distributions over net investment income	$(2,621)	$(2,521)

*	Effective March 27, 2009, Class C2 shares converted to Class A shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Class A	Year ended Dec. 31,
Per share data	2010		2009		2008		2007	2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income (loss)	.00	(a)	.00	(a)	.01		.04	.04

Less distributions:
Dividends from net investment income	(.00	)(a)	(.00	)(a)	(.01	)(b)	(.04)	(.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	.01%		.03%		1.12%		4.09%	3.95%

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.80%		1.14%		.91%		.86%	.90%

Net expenses after expense waiver/reimbursement(c)	.17%		.25%		.79%		.86%	.90%

Net investment income (loss)	.01%		.03%		1.07%		4.03%	3.86%

Supplemental data
Net assets, end of period (in millions)	$116		$90		$124		$133	$124

Class B	Year ended Dec. 31,
Per share data	2010		2009		2008		2007	2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income (loss)	(.00	)(a)	.00	(a)	.00	(a)	.03	.03

Less distributions:
Dividends from net investment income	(.00	)(a)	(.00	)(a)	(.00	)(a),(b)	(.03)	(.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	.01%		.01%		.35%		3.00%	2.85%

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	1.54%		1.99%		1.91%		1.86%	1.89%

Net expenses after expense waiver/reimbursement(c)	.18%		.29%		1.53%		1.86%	1.89%

Net investment income (loss)	(.00%	)(d)	.00%	(d)	.33%		3.03%	2.86%

Supplemental data
Net assets, end of period (in millions)	$3		$5		$7		$7	$9

See accompanying Notes to Financial Highlights.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  21

Financial Highlights (continued)

Class C	Year ended Dec. 31,
Per share data	2010		2009		2008		2007	2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income (loss)	.00	(a)	.00	(a)	.00	(a)	.03	.03

Less distributions:
Dividends from net investment income	(.00	)(a)	(.00	)(a)	(.00	)(a),(b)	(.03)	(.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	.01%		.01%		.35%		3.00%	2.85%

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	1.00%		1.96%		1.91%		1.86%	1.89%

Net expenses after expense waiver/reimbursement(c)	.17%		.28%		1.53%		1.86%	1.89%

Net investment income (loss)	.01%		.00%	(d)	.33%		3.03%	2.86%

Supplemental data
Net assets, end of period (in millions)	$14		$14		$17		$14	$13

Class R*	Year ended Dec. 31,
Per share data	2010		2009		2008		2007	2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income (loss)	.00	(a)	.00	(a)	.01		.04	.04

Less distributions:
Dividends from net investment income	(.00	)(a)	(.00	)(a)	(.01	)(b)	(.04)	(.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	.01%		.01%		.93%		3.83%	3.69%

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.91%		1.32%		1.16%		1.11%	1.15%

Net expenses after expense waiver/reimbursement(c)	.18%		.22%		1.01%		1.11%	1.15%

Net investment income (loss)	.00%	(d)	.00%	(d)	.84%		3.78%	3.61%

Supplemental data
Net assets, end of period (in millions)	$3		$3		$2		$1	$—

See accompanying Notes to Financial Highlights.

22  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Class R5	Year ended Dec. 31,
Per share data	2010		2009		2008		2007	2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income (loss)	.00	(a)	.00	(a)	.01		.04	.04

Less distributions:
Dividends from net investment income	(.00	)(a)	(.00	)(a)	(.01	)(b)	(.04)	(.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	.01%		.03%		1.38%		4.36%	4.23%

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.66%		.94%		.63%		.59%	.60%

Net expenses after expense waiver/reimbursement(c)	.18%		.36%		.53%		.59%	.60%

Net investment income (loss)	.01%		.06%		1.33%		4.30%	4.16%

Supplemental data
Net assets, end of period (in millions)	$—		$—		$20		$15	$12

	Year ended
Class Z	Dec. 31,
Per share data	2010(e)
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income (loss)	.00	(a)

Less distributions:
Dividends from net investment income	(.00	)(a)

Net asset value, end of period	$1.00

Total return	.00%	(d)

Ratios to average net assets
Gross expenses prior to expense waiver/reimbursement	.93%	(f)

Net expenses after expense waiver/reimbursement(c)	.18%	(f)

Net investment income (loss)	.01%	(f)

Supplemental data
Net assets, end of period (in millions)	$1

Notes to Financial Highlights

*	Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(a)	Rounds to less than $0.01 per share.
(b)	In addition, the Fund paid a short-term capital gain distribution of $0.000146 on July 25, 2008.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses.
(d)	Rounds to less than 0.01%.
(e)	For the period from Sept. 27, 2010 (when shares became available) to Dec. 31, 2010.
(f)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  23

Notes to Financial Statements

1.	ORGANIZATION

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.) (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 1.4 billion authorized shares of capital stock.

The Fund offers Class A, Class B, Class C, Class R, Class R5 and Class Z shares.

•	Class A shares have no sales charge.

•	The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum contingent deferred sales charge (CDSC) of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

•	Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

•	Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

•	Class R5 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

•	Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective Sept. 27, 2010.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

24  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Valuation of securities
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Directors (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  25

Notes to Financial Statements (continued)

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

3.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.33% to 0.15% as the Fund’s net assets increase. The management fee for the year ended Dec. 31, 2010 was 0.33% of the Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the year ended Dec. 31, 2010 was 0.06% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2010, there were no expenses incurred for these particular items.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for

26  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares that varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R and Class R5 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  27

Notes to Financial Statements (continued)

For the year ended Dec. 31, 2010, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.19
Class C	0.18
Class R	0.08
Class R5	0.05
Class Z	0.07	*

*	Annualized.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Dec. 31, 2010, the Fund’s total potential future obligation over the life of the Guaranty is $181,097. The liability remaining at Dec. 31, 2010 for non-recurring charges associated with the lease amounted to $122,416 and is included within other accrued expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at Dec. 31, 2010 is included in other assets in the Statement of Assets and Liabilities at cost of $3,719.

Plan administration services fees
Prior to Sept. 7, 2010, under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to Class A and Class R shares (of which up to 0.25% may be used for services), respectively, and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. For the period from Jan. 1, 2010 through April 14, 2010, the Fund paid fees equal to 0.10%, 0.75% and 0.25%, for Class A, Class C and Class R shares, respectively. For the period from April 15, 2010 through Dec. 31,

28  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

2010, the Fund did not pay fees for Class A, Class C and Class R shares. For the year ended Dec. 31, 2010, the Fund paid fees equal to 0.75% for Class B shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $100,000 and $2,890,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
CDSCs received by the Distributor for distributing Fund shares were $11,214 for Class B and $3,196 for Class C for the year ended Dec. 31, 2010.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the year ended Dec. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

Class A	0.17%
Class B	0.18
Class C	0.17
Class R	0.18
Class R5	0.18
Class Z	0.18

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$232,135
Class B	40,134
Class C	57,593
Class R	11,293
Class R5	109
Class Z	106

The management fees and other Fund level expenses waived/reimbursed were $602,232.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  29

Notes to Financial Statements (continued)

Under an agreement which is effective until Feb. 28, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses such that net expenses will not exceed the following percentage of the class’ average daily net assets:

Class A	0.66%
Class B	1.32
Class C	1.31
Class R	0.98
Class R5	0.48
Class Z	0.56

Effective March 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Board, such that net expenses will not exceed the following percentage of the class’ average daily net assets:

Class A	0.66%
Class B	1.31
Class C	1.31
Class R	0.81
Class R5	0.52
Class Z	0.56

In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purpose of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

4.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such

30  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2010, securities valued at $10,799,154 were on loan, secured by U.S. government securities valued at $10,046,593 and by cash collateral of $917,820 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $3,862 earned from securities lending for the year ended Dec. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

5.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  31

Notes to Financial Statements (continued)

month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the year ended Dec. 31, 2010.

6.	FUND MERGER

At the close of business on March 26, 2010, Columbia Government Money Market Fund acquired the assets and assumed the identified liabilities of RiverSource Tax-Exempt Money Market Fund. The merger was completed after shareholders of the acquired fund approved the plan on March 10, 2010.

The aggregate net assets of Columbia Government Money Market Fund immediately before the acquisition were $107,077,716 and the combined net assets immediately after the acquisition were $163,808,153.

The acquisition was accomplished by a tax-free exchange of 56,730,372 shares of RiverSource Tax-Exempt Money Market Fund valued at $56,730,437.

In exchange for RiverSource Tax-Exempt Money Market Fund shares, Columbia Government Money Market Fund issued 56,730,372 Class A shares.

For financial reporting purposes, net assets received and shares issued by Columbia Government Money Market Fund were recorded at fair value; however, RiverSource Tax-Exempt Money Market Fund’s cost of investments was carried forward to align ongoing reporting of Columbia Government Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of RiverSource Tax-Exempt Money Market Fund’s net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets	$56,730,437
Capital stock	56,730,722
Excess of distributions over net investment income	(1)
Accumulated net realized loss	(284)

32  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

The financial statements reflect the operations of Columbia Government Money Market Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Tax-Exempt Money Market Fund that have been included in the combined Fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on Jan. 1, 2010, Columbia Government Money Market Fund’s pro-forma net investment loss, net gain on investments, and net decrease in net assets from operations for the year ended Dec. 31, 2010 would have been $892,812, $639 and $892,173, respectively.

7.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid for the years indicated was as follows:

Year ended Dec. 31,	2010	2009
Ordinary income	$12,783	$44,634
Long-term capital gain	—	—

At Dec. 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,940
Undistributed accumulated long-term gain	—
Accumulated realized loss	(66)
Unrealized appreciation (depreciation)	(5,357)

Columbia Government Money Market Fund acquired $283 of capital loss carry-overs in connection with the RiverSource Tax-Exempt Money Market Fund merger (Note 6). The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code.

For federal income tax purposes, the Fund had a capital loss carry-over of $66 at Dec. 31, 2010, that if not offset by capital gains will expire in 2013. For the year ended Dec. 31, 2010, $217 of capital loss carry-over was utilized. It is unlikely the Board will authorize a distribution of any net realized capital gains until the

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  33

Notes to Financial Statements (continued)

available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

8.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

9.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit

34  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  35

Notes to Financial Statements (continued)

are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

36  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Columbia Government Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.) (the Fund) as of December 31, 2010, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended December 31, 2008, were audited by other auditors whose report dated February 27, 2009, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  37

Report of Independent Registered Public Accounting Firm (continued)

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of Columbia Government Money Market Fund, Inc. at December 31, 2010, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 23, 2011

38  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Dec. 31, 2010

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	0.00%
Dividends Received Deduction for corporations	0.00%
U.S. Government Obligations	100.00%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  39

Board Members and Officers

Shareholders elect a Board that oversees the Fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund’s Board members. Each Board member oversees 145 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

Independent Board Members

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard — Partners in Cross Cultural Leadership (consulting company)	None

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 76	Board member since 3/1/85	Attorney and Consultant	None

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None

40  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Independent Board Members (continued)

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 1987; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  41

Board Members and Officers (continued)

Board Member Affiliated with the Investment Manager*

Name,	Position held		Other present or
address,	with Fund and	Principal occupation	past directorships
age	length of service	during past five years	(within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President — Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

42  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund’s other officers are:

Fund Officers

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton One Financial Center Boston, MA 02111 Age 46	President since 5/1/10	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 — January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 — April 2010; Treasurer, Columbia Funds, October 2003 — May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 — December 2006

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 — April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke One Financial Center Boston, MA 02111 Age 41	Treasurer since 1/12/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisers, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  43

Board Members and Officers (continued)

Fund Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Vice President, General Counsel and Secretary since 12/5/06	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Senior Vice President, Secretary and Chief Legal Officer, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 100 Federal Street Boston, MA 02110 Age 51	Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 — April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 — April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore One Financial Center Boston, MA 02111 Age 52	Vice President since 5/1/10	Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda Wondrack One Financial Center Boston, MA 02111 Age 46	Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007; Senior Vice President and Chief Compliance Officer, Atlantic Funds and Nations Funds since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 — April 2010

44  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Fund Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Neysa M. Alecu 2934 Ameriprise Financial Center Minneapolis, MN 55474 Age 47	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	Vice President — Compliance, Ameriprise Financial, Inc. since 2008; Anti-Money Laundering Officer and Identity Theft Prevention Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc. since 2005; Compliance Director, Ameriprise Financial, Inc., 2004-2008

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  45

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement). The IMS Agreement was approved by the Fund’s shareholders at a meeting held on Feb. 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 2 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by Columbia Government Money Market Fund, Inc., on behalf of the Fund, on Dec. 28, 2010, and is incorporated herein by reference.

Results of Meeting of Shareholders

Columbia Government Money Market Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is (are) set forth below. A vote is based on total number of shares outstanding in the Fund.

46  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT

Proposal 1:  To elect directors to the Board.

		Shares	Shares		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	75,656,024.524	3,711,486.649	0.000	0.000
02.	Edward J. Boudreau, Jr.	75,447,603.035	3,919,908.138	0.000	0.000
03.	Pamela G. Carlton	75,592,563.412	3,774,947.761	0.000	0.000
04.	William P. Carmichael	75,364,266.858	4,003,244.315	0.000	0.000
05.	Patricia M. Flynn	75,639,006.432	3,728,504.741	0.000	0.000
06.	William A. Hawkins	75,613,842.585	3,753,668.588	0.000	0.000
07.	R. Glenn Hilliard	75,577,746.989	3,789,764.184	0.000	0.000
08.	Stephen R. Lewis, Jr.	75,598,580.217	3,768,930.956	0.000	0.000
09.	John F. Maher	75,642,535.159	3,724,976.014	0.000	0.000
10.	John J. Nagorniak	75,641,824.986	3,725,686.187	0.000	0.000
11.	Catherine James Paglia	75,654,853.785	3,712,657.388	0.000	0.000
12.	Leroy C. Richie	75,666,118.721	3,701,392.452	0.000	0.000
13.	Anthony M. Santomero	75,580,769.621	3,786,741.552	0.000	0.000
14.	Minor M. Shaw	75,520,965.035	3,846,546.138	0.000	0.000
15.	Alison Taunton-Rigby	75,639,252.109	3,728,259.064	0.000	0.000
16.	William F. Truscott	74,380,557.152	4,986,954.021	0.000	0.000

Proposal 2:  To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Shares	Shares
Voted “For”	Voted “Against”	Abstentions	Broker Non-Votes
60,786,032.342	2,440,155.930	3,190,603.901	12,950,719.000

Proposal 3:  To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Company’s board of directors, but without obtaining shareholder approval.

Shares	Shares
Voted “For”	Voted “Against”	Abstentions	Broker Non-Votes
56,966,346.136	6,757,902.321	2,692,539.716	12,950,723.000

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2010 ANNUAL REPORT  47

Columbia Government Money Market Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	SL-9905 C (3/11)

Item 2. Code of Ethics.
(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.
(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.
(c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
The Registrant’s board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.
Item 4. Principal Accountant Fees and Services
(a)	Audit Fees. The fees for the years ended Dec. 31 indicated below, charged by Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for Columbia Government Money Market Fund, Inc. were as follows:

2010: $22,247	2009: $21,885
(b)	Audit-Related Fees. The fees for the years ended Dec. 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant related to the semiannual financial statement review, the transfer agent 17Ad-13 review, and other consultations and services required to complete the audit for Columbia Government Money Market Fund, Inc. were as follows:

2010: $4,962	2009: $2,184
The fees for the years ended Dec. 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee related to an internal controls review performed initially in 2010 were as follows:

2010: $96,000	2009: $0
(c)	Tax Fees. The fees for the years ended Dec. 31 indicated below, charged by Ernst & Young LLP for tax compliance related services rendered to Columbia Government Money Market Fund, Inc. were as follows:

2010: $4,398	2009: $2,862
The fees for the years ended Dec. 31 indicated below, charged by Ernst & Young LLP for tax services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee related to tax consulting services and a subscription to a tax database were as follows:

2010: $95,840	2009: $60,000
(d)	All Other Fees. The fees for the years ended Dec. 31 indicated below, charged by Ernst & Young LLP for additional professional services rendered to Columbia Government Money Market Fund, Inc. were as follows:

2010: $0	2009: $0
The fees for the years ended Dec. 31 indicated below, charged by Ernst & Young LLP for other services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee were as follows:

2010: $0	2009: $0
(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and for the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the registrant’s audit committee.
(e)	(2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the registrant’s audit committee.

(f)	Not applicable.

(g)	Non-Audit Fees. The fees for the years ended Dec. 31 indicated below, charged by Ernst & Young LLP to the registrant for non-audit fees and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2010: $2,975,161	2009: $803,732
(h)	100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource/Columbia Mutual Funds Audit Committee.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Government Money Market Fund, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	February 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer
Date February 23, 2011